RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Compensation of Key Management Personnel of Group) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of transactions between related parties [line items]
Wages, salaries and allowances | ¥		¥ 264	¥ 479	¥ 322
Housing subsidies | ¥		2		4
Contribution to pension plans | ¥		29	22	44
Total Compensation of key management personnel | ¥		¥ 295	¥ 501	¥ 370
USD [Member]
Disclosure of transactions between related parties [line items]
Wages, salaries and allowances | $	$ 41
Housing subsidies | $
Contribution to pension plans | $	4
Total Compensation of key management personnel | $	$ 45